Expense Example, No Redemption - R5 R6 Shares - JPMorgan Emerging Markets Debt Fund	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	82	277	489	1,099	72	243	430	970